Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Statement of Stockholders' Equity [Abstract]
ESOP shares committed to be released, shares	72	72	145	145	145
Restricted stock plan shares earned, shares	14	8	19	16	16
Dividends Declared Per Common Share	$ 0	$ 0			$ 0.15